UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-08822
                                                     ---------

                       Capital Management Investment Trust
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
       (Address of principal executive offices)                       (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                   Date of fiscal year end: November 30, 2003
                                            -----------------


                   Date of reporting period: November 30, 2003
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.


________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                              Institutional Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2003






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 Broadway   New York, NY 10005

                                                              TEL:(212) 320-2000
INVESTMENT ADVISORS                                           FAX:(212) 420-2040


                                January 27, 2004

Dear Fellow Shareholders:

During the 1st quarter of 2003, geo-political events and the general threat of terrorism directly effected equity markets in the United States. Abandoning the passive position taken by the Untied Nations, President Bush announced that the U.S. military would search for and destroy weapons of mass destruction in Iraq. Equity markets declined in response to this military action and the world watched in anticipation as coalition troops moved rapidly across the deserts of Iraq.

Defeat came quickly to Saddam Hussein and his regime while citizens of Iraq appeared to be shocked that the tyrant, who had terrorized his own country for almost three decades, had been toppled. In fact, many Iraqis remained fearful that Saddam would return to power as U.S. troops searched in vain to capture Hussein. As news filtered out of the Middle East gold prices soared in response to the long-term commitment that America made to Iraq. Billions of dollars would be needed to finance this military action and millions more would be necessary to rebuild the Iraqi infrastructure that had been destroyed.

However, the global news began to improve as Iraq began to stabilize and U.S. corporations finally emerged from their three-year earnings recession. Fiscal stimulus enabled interest rates to remain at historic lows, tax cuts began to stimulate consumer spending and corporate America kept a close eye on expenses during 2003. Finally, as the U.S. economy registered strong GDP numbers, Saddam Hussein was captured without a shot being fired.

Recent Market Strategy
----------------------

The Capital management Mid-Cap Fund continued to be positioned for recovery in the US economy in 2003, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. At this time the most attractive opportunities appear to be concentrated in healthcare and traditional cyclical sectors. While the Capital Management Mid-Cap Fund outperformed the S&P 500 due to our selective investment strategy, both the Russell Mid Cap Value Index and the S&P 400 Mid Cap Index have weightings in the financial sector that are greater than the weighting for financials in portfolios managed by Capital Management Associates, because of this overweighting in financials those indices outperformed in 2003.


Economic Outlook
----------------

During the 4th quarter of 2003, the U.S. economy confirmed that it is indeed possible for industrial production, consumer spending and the federal deficit to grow simultaneously in a low interest rate environment without dire inflationary consequences. This rebound in U.S. industrial production will accelerate during 2004 as the global economy gains momentum and businesses become more confident in their forecasts.

U.S. corporations enjoyed a surge in profitability during 2003 because production costs were extremely low and the weakness of the dollar improved their overseas profit margins. In 2004 most corporations will focus primarily on improving sales and revenue while maintaining their low cost structure. Unfortunately, this could mean that the unemployment rate will remain stubbornly high as the jobless recovery moves forward.

Jobs, or more importantly, the scarcity of good jobs, will undoubtedly become a significant political issue during this election year. However, corporations will remain loathe to rehire workers until there is a compelling need to increase payrolls. Look for companies to increase their labor costs only after the rebound in profits is firmly established and inventories are dangerously low.

The Federal Reserve remains committed to a stimulative monetary policy that will eliminate all concerns regarding deflation and it appears that Chairman Greenspan will only raise interest rates when inflation becomes a significant threat to the health of the economy. At this time, there appears to be little evidence that the increases we have witnessed in commodity prices will significantly impact the price of goods sold and signs of broader based inflation are not yet visible.

We believe that improved consumer confidence will drive spending during 2004 on everything from MP3 players to housing. Consumers in combination with corporations that are cautiously increasing their capital spending programs, will drive profits for U.S. corporations higher during 2004.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2003. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2004. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will benefit from a recovery that will gain strength as the year progresses. We remain invested in Value stocks that should help to preserve capital, if as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the US economy will grow at a 4% rate during 2004, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the US economy.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.


                                              Joseph A. Zock
                                              President
                                              Capital Management Associates






________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.


Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.
________________________________________________________________________________

                         CAPITAL MANAGEMENT MID-CAP FUND
                              INSTITUTIONAL SHARES

                    Performance Update - $250,000 Investment

        For the period from January 27, 1995 (Commencement of Operations)
                              to November 30, 2003

--------------------------------------------------------------------------------
                     Capital Management
                        Mid-Cap Fund         Russell Mid-Cap       S&P 500 Total
                    Institutional Shares      Value Index           Return Index
--------------------------------------------------------------------------------
 01/27/1995              $250,000              $250,000              $250,000
 05/31/1995               280,704               284,197               286,433
 11/30/1995               307,511               324,526               329,083
 05/31/1996               338,926               352,682               367,883
 11/30/1996               367,685               396,192               420,773
 05/31/1997               414,220               435,626               476,098
 11/30/1997               492,411               510,608               540,753
 05/31/1998               511,976               566,332               622,190
 11/30/1998               438,528               540,660               668,702
 05/31/1999                509967               593,328               753,011
 11/30/1999                519246               541,958               808,433
 05/31/2000               624,227               574,035               831,908
 11/30/2000               586,162               609,444               774,321
 05/31/2001               620,697               694,111               744,113
 11/30/2001               583,734               651,613               679,671
 05/31/2002               648,508               730,637               641,069
 11/30/2002               545,868               628,105               567,433
 05/31/2003               555,354               688,762               589,382
 11/30/2003               643,499               811,556               653,054




This graph depicts the performance of the Capital Management Mid-Cap Fund's (the "Fund") Institutional Shares versus the S&P 500 Total Return Index and the
Russell Mid-Cap Value Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

          --------------- --------------- ----------------------------
                                               Since Commencement
             One Year       Five Years       of Operations (1/27/95)
          --------------- --------------- ----------------------------
              17.89 %          7.97 %                11.28 %
          --------------- --------------- ----------------------------



>>   The graph  assumes an initial  $250,000  investment  at  January  27,  1995
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At November 30, 2003, the value of the Fund's Institutional Shares would have increased to $643,499 - a cumulative total investment return of 157.40% since January 27, 1995.

>> At November 30, 2003, the value of a similar investment in the S&P 500 Total Return Index would have increased to $653,054 - a cumulative total investment return of 161.22% since January 27, 1995; while the value of a similar investment in the Russell Mid-Cap Value Index would have grown to $811,556 - a cumulative total investment return of 224.62% since January 31, 1995 (there were no daily values available for this index during January 1995).

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.83%

      Advertising - 2.43%
        (a)Lamar Advertising Company .............................................                    6,500             $   228,800
                                                                                                                        -----------

      Aerospace / Defense - 2.99%
        (a)L-3 Communications Holdings, Inc. .....................................                    6,000                 282,300
                                                                                                                        -----------
      Banks - 9.37%
           Comerica Inc. .........................................................                    5,000                 260,750
           Commerce Bancorp, Inc. ................................................                    6,000                 310,080
           Compass Bancshares, Inc. ..............................................                    8,000                 312,880
                                                                                                                        -----------
                                                                                                                            883,710
                                                                                                                        -----------
      Beverages - 3.11%
        (a)Constellation Brands, Inc. ............................................                    8,500                 293,335
                                                                                                                        -----------

      Commercial Services - 3.22%
        (a)Cendant Corporation ...................................................                   13,700                 303,592
                                                                                                                        -----------

      Computers - 2.66%
        (a)Affiliated Computer Services, Inc. ....................................                    5,000                 250,700
                                                                                                                        -----------

      Electric - 2.85%
           SCANA Corporation .....................................................                    8,000                 268,640
                                                                                                                        -----------

      Electronics - 8.86%
        (a)Arrow Electronics, Inc. ...............................................                   11,000                 257,180
        (a)Flextronics International, Ltd. .......................................                   15,500                 248,465
           Parker-Hannifin Corporation ...........................................                    6,000                 329,940
                                                                                                                        -----------
                                                                                                                            835,585
                                                                                                                        -----------
      Food - 6.78%
        (a)Del Monte Foods Company ...............................................                   30,000                 287,100
           Flowers Foods, Inc. ...................................................                   13,500                 352,350
                                                                                                                        -----------
                                                                                                                            639,450
                                                                                                                        -----------
      Forest Products & Paper - 2.66%
           Weyerhaeuser Company ..................................................                    4,400                 250,800
                                                                                                                        -----------

      Healthcare - Products - 6.07%
           Dentsply International Inc. ...........................................                    6,300                 283,689
        (a)STERIS Corporation ....................................................                   12,500                 289,125
                                                                                                                        -----------
                                                                                                                            572,814
                                                                                                                        -----------
      Insurance - 3.12%
           Lincoln National Corporation ..........................................                    7,500                 294,075
                                                                                                                        -----------

                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Machinery - Diversified - 5.99%
     Deere & Company .............................................................                    3,800             $   232,674
     Rockwell Automation, Inc. ...................................................                   10,000                 332,500
                                                                                                                        -----------
                                                                                                                            565,174
                                                                                                                        -----------
Miscellaneous - Manufacturing - 3.00%
     Pentair, Inc. ...............................................................                    6,500                 283,400
                                                                                                                        -----------

Oil & Gas - 5.30%
     Apache Corporation ..........................................................                    4,000                 287,200
     ENSCO International, Inc. ...................................................                    8,400                 212,520
                                                                                                                        -----------
                                                                                                                            499,720
                                                                                                                        -----------
Packaging & Containers - 2.41%
     Bemis Company, Inc. .........................................................                    5,000                 227,500
                                                                                                                        -----------

Pharmaceuticals - 3.41%
  (a)IVAX Corporation ............................................................                   15,000                 321,750
                                                                                                                        -----------

Retail - 11.95%
  (a)Brinker International, Inc. .................................................                    7,000                 227,920
     J.C. Penney Company, Inc. ...................................................                   12,000                 298,560
  (a)Office Depot, Inc. ..........................................................                   18,000                 285,300
  (a)Saks Incorporated ...........................................................                   20,500                 315,290
                                                                                                                        -----------
                                                                                                                          1,127,070
                                                                                                                        -----------
Savings & Loans - 3.12%
     Sovereign Bancorp, Inc. .....................................................                   13,000                 294,580
                                                                                                                        -----------

Semiconductors - 2.61%
  (a)KLA-Tencor Corporation ......................................................                    4,200                 246,162
                                                                                                                        -----------

Software - 2.45%
  (a)Borland Software Corporation ................................................                   26,500                 231,080
                                                                                                                        -----------

Transportation - 3.47%
     CNF Transportation Inc. .....................................................                    9,800                 327,516
                                                                                                                        -----------


     Total Common Stocks (Cost $7,523,824) ...............................................................                9,227,753
                                                                                                                        -----------






                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 5.71%

      Evergreen Money Market Fund Class I Shares #218 ............................                   75,172             $    75,172
      Evergreen Select Money Market Fund Class I Shares #495 .....................                  463,328                 463,328
                                                                                                                        -----------

           Total Investment Companies (Cost $538,500) ............................                                          538,500
                                                                                                                        -----------


Total Value of Investments (Cost $8,062,324 (b)) .................................                   103.54 %           $ 9,766,253
Liabilities in Excess of Other Assets ............................................                    (3.54)%              (333,631)
                                                                                                     ------             -----------
      Net Assets .................................................................                   100.00 %           $ 9,432,622
                                                                                                     ======             ===========


      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Unrealized appreciation ..........................................................................                      $ 1,755,764
Unrealized depreciation ..........................................................................                          (51,835)
                                                                                                                        -----------

           Net unrealized appreciation ...........................................................                      $ 1,703,929
                                                                                                                        ===========






















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2003


ASSETS
      Investments, at value (cost $8,062,324) ..........................................................                $ 9,766,253
      Cash .............................................................................................                        549
      Income receivable ................................................................................                      9,917
      Prepaid expenses .................................................................................                      3,021
      Due from advisor (note 2) ........................................................................                         30
                                                                                                                        -----------

           Total assets ................................................................................                  9,779,770
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     22,331
      Payable for investment purchases .................................................................                    324,005
      Other liabilities ................................................................................                        812
                                                                                                                        -----------

           Total liabilities ...........................................................................                    347,148
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 9,432,622
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 8,104,060
      Accumulated net realized loss on investments .....................................................                   (375,367)
      Net unrealized appreciation on investments .......................................................                  1,703,929
                                                                                                                        -----------
                                                                                                                        $ 9,432,622
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($8,938,673 / 549,265 shares) ...............................................................                $     16.27
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($493,949 / 31,857 shares) ..................................................................                $     15.51
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $15.51) ............................................                $     15.99
                                                                                                                        ===========
















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2003


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $   107,194
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    80,667
           Fund administration fees (note 2) ............................................................                    10,083
           Distribution and service fees - Investor Shares (note 3) .....................................                     3,370
           Custody fees (note 2) ........................................................................                     5,018
           Registration and filing administration fees (note 2) .........................................                     4,488
           Fund accounting fees (note 2) ................................................................                    36,807
           Audit fees ...................................................................................                    13,900
           Legal fees ...................................................................................                    13,418
           Securities pricing fees ......................................................................                     2,903
           Shareholder recordkeeping fees (note 2) ......................................................                    24,000
           Other accounting fees (note 2) ...............................................................                    13,990
           Shareholder servicing expenses ...............................................................                     2,423
           Registration and filing expenses .............................................................                     5,778
           Printing expenses ............................................................................                     3,281
           Trustee fees and meeting expenses ............................................................                     3,970
           Other operating expenses .....................................................................                     4,599
                                                                                                                        -----------

               Total expenses ...........................................................................                   228,695
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) .....................................................                   (23,675)
                    Investment advisory fees waived (note 2) ............................................                   (80,667)
                                                                                                                        -----------

               Net expenses .............................................................................                   124,353
                                                                                                                        -----------

                    Net investment loss .................................................................                   (17,159)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   440,175
      Change in unrealized appreciation (depreciation) on investments ...................................                   956,527
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 1,396,702
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 1,379,543
                                                                                                                        ===========






See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended November 30,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment (loss) income .....................................................       $   (17,159)          $    14,637
         Net realized gain (loss) from investment transactions ............................           440,175              (192,264)
         Change in unrealized appreciation (depreciation) on investments ..................           956,527              (324,282)
                                                                                                  -----------           -----------
              Net increase (decrease) in net assets resulting from operations .............         1,379,543              (501,909)
                                                                                                  -----------           -----------

     Distributions to shareholders from
         Net investment income - Institutional Shares .....................................                 0               (17,141)
                                                                                                  -----------           -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a) ..          (280,216)              777,063
                                                                                                  -----------           -----------

                     Total increase in net assets .........................................         1,099,327               258,013

NET ASSETS
     Beginning of year ....................................................................         8,333,295             8,075,282
                                                                                                  -----------           -----------

     End of year ..........................................................................       $ 9,432,622           $ 8,333,295
                                                                                                  ===========           ===========


(a) A summary of capital share activity follows:

                                                             -----------------------------------------------------------------------
                                                                            2003                                 2002
                                                                 Shares              Value             Shares             Value
                                                             -----------------------------------------------------------------------
--------------------------------------------------------
                  INSTITUTIONAL SHARES
--------------------------------------------------------
Shares sold ............................................            47,137        $   633,438            413,273        $ 6,518,395
Shares issued for reinvestment of distributions ........                 0                  0              1,174             17,141
Shares redeemed ........................................           (61,423)          (792,749)          (347,961)        (5,629,563)
                                                               -----------        -----------        -----------        -----------
     Net (decrease) increase ...........................           (14,286)       $  (159,311)            66,486        $   905,973
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    INVESTOR SHARES
--------------------------------------------------------
Shares sold ............................................               185        $     2,274              2,472        $    37,977
Shares issued for reinvestment of distributions ........                 0                  0                  0                  0
Shares redeemed ........................................            (9,778)          (123,179)           (11,253)          (166,887)
                                                               -----------        -----------        -----------        -----------
     Net decrease ......................................            (9,593)       $  (120,905)            (8,781)       $  (128,910)
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                      FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................            47,322        $   635,712            415,745        $ 6,556,372
Shares issued for reinvestment of distributions ........                 0                  0              1,174             17,141
Shares redeemed ........................................           (71,201)          (915,928)          (359,214)        (5,796,450)
                                                               -----------        -----------        -----------        -----------
     Net (decrease) increase ...........................           (23,879)       $  (280,216)            57,705        $   777,063
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003         2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ........................ $     13.81   $     14.80   $     17.55   $     16.80   $     14.21

      Income (loss) from investment operations
           Net investment (loss) income ...................       (0.02)         0.03          0.04          0.09          0.03
           Net realized and unrealized gain (loss)
                  on investments...........................        2.48         (0.99)         0.09          1.99          2.58
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.46         (0.96)         0.13          2.08          2.61
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ..........................        0.00         (0.03)        (0.07)        (0.05)        (0.02)
           Net realized gain from investment transactions          0.00          0.00         (2.81)        (1.28)         0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ........................        0.00         (0.03)        (2.88)        (1.33)        (0.02)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................. $     16.27   $     13.81   $     14.80   $     17.55   $     16.80
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       17.89 %       (6.49)%       (0.41)%       12.89 %       18.41 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................. $ 8,938,673   $ 7,783,820   $ 7,358,919   $ 7,501,967   $ 5,796,478
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        2.79 %        2.72 %        2.85 %        1.87 %        2.81 %
           After expense reimbursements and waived fees....        1.50 %        1.50 %        1.50 %        1.50 %        1.50 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees...       (1.46)%       (0.99)%       (1.07)%        0.17 %       (1.07)%
           After expense reimbursements and waived fees....       (0.17)%        0.23 %        0.28 %        0.54 %        0.24 %

      Portfolio turnover rate .............................       83.42 %       48.46 %       66.38 %      105.27 %      114.00 %














                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ........................ $     13.26   $     14.26   $     17.04   $     16.41   $     13.96

      Income (loss) from investment operations
           Net investment loss ............................       (0.13)        (0.08)        (0.07)        (0.04)        (0.11)
           Net realized and unrealized gain (loss)
                  on investments...........................        2.38         (0.92)         0.10          1.95          2.56
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.25         (1.00)         0.03          1.91          2.45
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00         (2.81)        (1.28)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................. $     15.51   $     13.26   $     14.26   $     17.04   $     16.41
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       16.97 %       (7.01)%       (1.18)%       12.17 %       17.55 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................. $   493,949   $   549,475   $   716,363   $   786,435   $ 1,031,661
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        3.55 %        3.48 %        3.60 %        2.63 %        3.56 %
           After expense reimbursements and waived fees....        2.25 %        2.25 %        2.25 %        2.25 %        2.25 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees...       (2.21)%       (1.74)%       (1.81)%       (0.57)%       (1.82)%
           After expense reimbursements and waived fees....       (0.92)%       (0.51)%       (0.46)%       (0.19)%       (0.51)%

      Portfolio turnover rate .............................       83.42 %       48.46 %       66.38 %      105.27 %      114.00 %
















                                                                                     See accompanying notes to financial statements

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the
     "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the close of normal trading on the new York Stock Exchange, generally 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. FederalIncome Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code (the "Code") since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.




                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



          The Fund has capital loss carryforwards for federal income tax purposes of $202,585 which expires in the year 2009 and $172,782 which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          As of November 30, 2003, the Fund had permanent book/tax differences primarily attributable to the Fund's operating net investment loss. To reflect reclassifications arising from the permanent differences, a reclassification adjustment of $17,159 would be charged to paid-in capital, and accumulated net investment loss would be credited $17,159, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has reimbursed $23,675 of the operating expenses incurred by the Fund for the year ended November 30, 2003. The Advisor has also voluntarily waived its fee amounting to $80,667 ($0.14 per share) for the year ended November 30, 2003.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



     The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $4,800 annually. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. For the fiscal year ended November 30, 2003, the Transfer Agent received $24,000 in such shareholder recordkeeping fees.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2003, the Distributor retained sales charges amounting to $4.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $3,370 of such expenses for the year ended November 30, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $6,559,811 and $6,463,531, respectively, for the year ended November 30, 2003.






                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $4,400 during the fiscal year ended November 30, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Independent Trustees
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Lucius E. Burch, III, 62     Trustee       Since    Chairman   and   Chief    Executive        2                  None
                                           12/94    Officer   (since   1982)  of  Burch
                                                    Investment  Group,  formerly Massey
                                                    Burch   Investment    Group,   Inc.
                                                    (venture capital firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
George S. Reichenbach, 74    Trustee       Since    Consultant  (since  1989) of Advent        2                  None
                                           11/98    International  Corporation (venture
                                                    capital firm); Director (since 1989)
                                                    of Astropower (solar energy company);
                                                    Director (since 1999) of    QuestAir
                                                    (fuel  cell  equipment company)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Anthony J. Walton, 61        Trustee       Since    Member  (since  2000) of  McFarland        2                  None
                                           12/94    Dewey &  Company,  LLC  (investment
                                                    banker);      previously,     Chief
                                                    Executive  Officer  (1995-1999)  of
                                                    Armstrong   Holdings    Corporation
                                                    (private  investment  and corporate
                                                    finance advisory firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Interested Trustees*
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
David V. Shields, 64**       Trustee       Since    Director  (since  1983) of  Capital        2                  None
Shields & Company                          12/94    Management     Associates,     Inc.
140 Broadway Street                                 (advisor  to the  Fund);  President
44th Floor                                          and Managing  Director (since 1982)
New York, NY  10005                                 of      Shields      &      Company
                                                    (broker/dealer  and  distributor to
                                                    the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph V. Shields, Jr.,65**  Chairman      Since    Chairman   and   Chief    Executive        2      Chairman    of    Board   of
Shields & Company            and Trustee   12/94    Officer  (since  1982)  of  Capital               Trustees  -  BBH  Trust  for
140 Broadway Street                                 Management     Associates,     Inc.               the 12  series  of the trust
44th Floor                                          (advisor  to  the  Fund);  Chairman               (registered       investment
New York, NY  10005                                 and Managing  Director (since 1982)               companies);  Director (since
                                                    of      Shields      &      Company               1989)       of       Flowers
                                                    (broker/dealer  and  distributor to               Industries,    Inc.    (food
                                                    the Fund)                                         company);  Vice  Chairman of
                                                                                                      Board  of  Trustees   (since
                                                                                                      1995)  of  New  York  Racing
                                                                                                      Association, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
* Basis of Interestedness.  David V.  Shields and Joseph V. Shields, Jr. are  Interested Trustees  because  they are  officers and principal owners of Capital Management  Associates,  Inc., the  Fund's  investment advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (Continued)


                         CAPITAL MANAGEMENT MID-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                          Other Officers
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph A. Zock, 50           President     Since    President  (since  1982) of Capital       n/a                 n/a
Capital Management           (Principal    11/00    Management     Associates,     Inc.
Associates, Inc.             Executive              (advisor   to   the   Fund);   Vice
140 Broadway Street          Officer)               President   of  Shields  &  Company
44th Floor                                          (broker/dealer  and  distributor to
New York, NY  10005                                 the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Sarah M. Hunt, 36            Vice          Since    Vice  President   (since  1997)  of       n/a                 n/a
Capital Management           President     11/00    Capital   Management    Associates,
Associates, Inc.             (Principal             Inc. (advisor to the Fund)
140 Broadway Street          Financial
44th Floor                   Officer)
New York, NY  10005
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
C. Frank Watson III, 33      Secretary     Since    President   and   Chief   Operating       n/a                 n/a
                                           5/96     Officer   (since   1999)   of   The
                                                    Nottingham                  Company
                                                    (administrator    to   the   Fund);
                                                    previously,     Chief     Operating
                                                    Officer of The Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Julian G. Winters, 34        Treasurer     Since    Vice           President-Compliance       n/a                 n/a
                                           4/98     Administration   (since   1998)  of
                                                    The       Nottingham        Company
                                                    (administrator    to   the   Fund);
                                                    previously,  Fund  Accountant,  The
                                                    Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and
     Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Mid-Cap Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

January 8, 2004


________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                                 Investor Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2003






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 Broadway   New York, NY 10005

                                                              TEL:(212) 320-2000
INVESTMENT ADVISORS                                           FAX:(212) 420-2040


                                January 27, 2004

Dear Fellow Shareholders:

During the 1st quarter of 2003, geo-political events and the general threat of terrorism directly effected equity markets in the United States. Abandoning the passive position taken by the Untied Nations, President Bush announced that the U.S. military would search for and destroy weapons of mass destruction in Iraq. Equity markets declined in response to this military action and the world watched in anticipation as coalition troops moved rapidly across the deserts of Iraq.

Defeat came quickly to Saddam Hussein and his regime while citizens of Iraq appeared to be shocked that the tyrant, who had terrorized his own country for almost three decades, had been toppled. In fact, many Iraqis remained fearful that Saddam would return to power as U.S. troops searched in vain to capture Hussein. As news filtered out of the Middle East gold prices soared in response to the long-term commitment that America made to Iraq. Billions of dollars would be needed to finance this military action and millions more would be necessary to rebuild the Iraqi infrastructure that had been destroyed.

However, the global news began to improve as Iraq began to stabilize and U.S. corporations finally emerged from their three-year earnings recession. Fiscal stimulus enabled interest rates to remain at historic lows, tax cuts began to stimulate consumer spending and corporate America kept a close eye on expenses during 2003. Finally, as the U.S. economy registered strong GDP numbers, Saddam Hussein was captured without a shot being fired.

Recent Market Strategy
----------------------

The Capital management Mid-Cap Fund continued to be positioned for recovery in the US economy in 2003, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. At this time the most attractive opportunities appear to be concentrated in healthcare and traditional cyclical sectors. While the Capital Management Mid-Cap Fund outperformed the S&P 500 due to our selective investment strategy, both the Russell Mid Cap Value Index and the S&P 400 Mid Cap Index have weightings in the financial sector that are greater than the weighting for financials in portfolios managed by Capital Management Associates, because of this overweighting in financials those indices outperformed in 2003.


Economic Outlook
----------------

During the 4th quarter of 2003, the U.S. economy confirmed that it is indeed possible for industrial production, consumer spending and the federal deficit to grow simultaneously in a low interest rate environment without dire inflationary consequences. This rebound in U.S. industrial production will accelerate during 2004 as the global economy gains momentum and businesses become more confident in their forecasts.

U.S. corporations enjoyed a surge in profitability during 2003 because production costs were extremely low and the weakness of the dollar improved their overseas profit margins. In 2004 most corporations will focus primarily on improving sales and revenue while maintaining their low cost structure. Unfortunately, this could mean that the unemployment rate will remain stubbornly high as the jobless recovery moves forward.

Jobs, or more importantly, the scarcity of good jobs, will undoubtedly become a significant political issue during this election year. However, corporations will remain loathe to rehire workers until there is a compelling need to increase payrolls. Look for companies to increase their labor costs only after the rebound in profits is firmly established and inventories are dangerously low.

The Federal Reserve remains committed to a stimulative monetary policy that will eliminate all concerns regarding deflation and it appears that Chairman Greenspan will only raise interest rates when inflation becomes a significant threat to the health of the economy. At this time, there appears to be little evidence that the increases we have witnessed in commodity prices will significantly impact the price of goods sold and signs of broader based inflation are not yet visible.

We believe that improved consumer confidence will drive spending during 2004 on everything from MP3 players to housing. Consumers in combination with corporations that are cautiously increasing their capital spending programs, will drive profits for U.S. corporations higher during 2004.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2003. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2004. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will benefit from a recovery that will gain strength as the year progresses. We remain invested in Value stocks that should help to preserve capital, if as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the US economy will grow at a 4% rate during 2004, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the US economy.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.


                                              Joseph A. Zock
                                              President
                                              Capital Management Associates






________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.


Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.
________________________________________________________________________________

                         CAPITAL MANAGEMENT MID-CAP FUND
                                 INVESTOR SHARES

                     Performance Update - $10,000 Investment

         For the period from April 7, 1995 (Commencement of Operations)
                              to November 30, 2003

--------------------------------------------------------------------------------
                Capital Management
                   Mid-Cap Fund       Russell Mid-Cap       S&P 500 Total
                  Investor Shares       Value Index          Return Index
--------------------------------------------------------------------------------
 04/07/1995          $ 9,700              $10,000              $10,000
 05/31/1995            9,825               10,402               10,577
 11/30/1995           10,693               11,878               12,152
 05/31/1996           11,750               12,909               13,585
 11/30/1996           12,790               14,501               15,538
 05/31/1997           14,393               15,944               17,581
 11/30/1997           17,025               18,689               19,969
 05/31/1998           17,634               20,728               22,976
 11/30/1998           15,038               19,789               24,694
 05/31/1999           17,429               21,716               27,807
 11/30/1999           17,677               19,836               29,854
 05/31/2000           21,190               21,010               30,721
 11/30/2000           19,829               22,306               28,594
 05/31/2001           20,916               25,405               27,479
 11/30/2001           19,596               23,850               25,099
 05/31/2002           21,671               26,742               23,673
 11/30/2002           18,222               22,989               20,954
 05/31/2003           18,469               25,209               21,765
 11/30/2003           21,314               29,704               24,116


This graph depicts the performance of the Capital Management Mid-Cap Fund's (the "Fund") Investor Shares versus the S&P 500 Total Return Index and the Russell Mid-Cap Value Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

-------------------------- ------------ -------------- -------------------------
                                                          Since Commencement
                             One Year     Five Years     of Operations (4/7/95)
-------------------------- ------------ -------------- -------------------------
       No Sales Load          16.97 %       7.22 %              9.52 %
-------------------------- ------------ -------------- -------------------------
 3.00% Maximum Sales Load     13.46 %       6.57 %              9.14 %
-------------------------- ------------ -------------- -------------------------


>> The graph assumes an initial $10,000 investment ($9,700 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At November 30, 2003, the value of the Fund's Investor Shares would have increased to $21,314 - a cumulative total investment return of 113.14% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the value of the Fund's Investor Shares would have increased to $21,973 - a cumulative total investment return of 119.73% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At November 30, 2003, the value of a similar investment in the S&P 500 Total Return Index would have increased to $24,116 - a cumulative total investment return of 141.16% since April 7, 1995; while the value of a similar investment in the Russell Mid-Cap Value Index would have grown to $29,704 - a cumulative total investment return of 197.04% since April 30, 1995 (there were no daily values available for this index during April
     1995).

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.83%

      Advertising - 2.43%
        (a)Lamar Advertising Company .............................................                    6,500             $   228,800
                                                                                                                        -----------

      Aerospace / Defense - 2.99%
        (a)L-3 Communications Holdings, Inc. .....................................                    6,000                 282,300
                                                                                                                        -----------
      Banks - 9.37%
           Comerica Inc. .........................................................                    5,000                 260,750
           Commerce Bancorp, Inc. ................................................                    6,000                 310,080
           Compass Bancshares, Inc. ..............................................                    8,000                 312,880
                                                                                                                        -----------
                                                                                                                            883,710
                                                                                                                        -----------
      Beverages - 3.11%
        (a)Constellation Brands, Inc. ............................................                    8,500                 293,335
                                                                                                                        -----------

      Commercial Services - 3.22%
        (a)Cendant Corporation ...................................................                   13,700                 303,592
                                                                                                                        -----------

      Computers - 2.66%
        (a)Affiliated Computer Services, Inc. ....................................                    5,000                 250,700
                                                                                                                        -----------

      Electric - 2.85%
           SCANA Corporation .....................................................                    8,000                 268,640
                                                                                                                        -----------

      Electronics - 8.86%
        (a)Arrow Electronics, Inc. ...............................................                   11,000                 257,180
        (a)Flextronics International, Ltd. .......................................                   15,500                 248,465
           Parker-Hannifin Corporation ...........................................                    6,000                 329,940
                                                                                                                        -----------
                                                                                                                            835,585
                                                                                                                        -----------
      Food - 6.78%
        (a)Del Monte Foods Company ...............................................                   30,000                 287,100
           Flowers Foods, Inc. ...................................................                   13,500                 352,350
                                                                                                                        -----------
                                                                                                                            639,450
                                                                                                                        -----------
      Forest Products & Paper - 2.66%
           Weyerhaeuser Company ..................................................                    4,400                 250,800
                                                                                                                        -----------

      Healthcare - Products - 6.07%
           Dentsply International Inc. ...........................................                    6,300                 283,689
        (a)STERIS Corporation ....................................................                   12,500                 289,125
                                                                                                                        -----------
                                                                                                                            572,814
                                                                                                                        -----------
      Insurance - 3.12%
           Lincoln National Corporation ..........................................                    7,500                 294,075
                                                                                                                        -----------

                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Machinery - Diversified - 5.99%
     Deere & Company .............................................................                    3,800             $   232,674
     Rockwell Automation, Inc. ...................................................                   10,000                 332,500
                                                                                                                        -----------
                                                                                                                            565,174
                                                                                                                        -----------
Miscellaneous - Manufacturing - 3.00%
     Pentair, Inc. ...............................................................                    6,500                 283,400
                                                                                                                        -----------

Oil & Gas - 5.30%
     Apache Corporation ..........................................................                    4,000                 287,200
     ENSCO International, Inc. ...................................................                    8,400                 212,520
                                                                                                                        -----------
                                                                                                                            499,720
                                                                                                                        -----------
Packaging & Containers - 2.41%
     Bemis Company, Inc. .........................................................                    5,000                 227,500
                                                                                                                        -----------

Pharmaceuticals - 3.41%
  (a)IVAX Corporation ............................................................                   15,000                 321,750
                                                                                                                        -----------

Retail - 11.95%
  (a)Brinker International, Inc. .................................................                    7,000                 227,920
     J.C. Penney Company, Inc. ...................................................                   12,000                 298,560
  (a)Office Depot, Inc. ..........................................................                   18,000                 285,300
  (a)Saks Incorporated ...........................................................                   20,500                 315,290
                                                                                                                        -----------
                                                                                                                          1,127,070
                                                                                                                        -----------
Savings & Loans - 3.12%
     Sovereign Bancorp, Inc. .....................................................                   13,000                 294,580
                                                                                                                        -----------

Semiconductors - 2.61%
  (a)KLA-Tencor Corporation ......................................................                    4,200                 246,162
                                                                                                                        -----------

Software - 2.45%
  (a)Borland Software Corporation ................................................                   26,500                 231,080
                                                                                                                        -----------

Transportation - 3.47%
     CNF Transportation Inc. .....................................................                    9,800                 327,516
                                                                                                                        -----------


     Total Common Stocks (Cost $7,523,824) ...............................................................                9,227,753
                                                                                                                        -----------






                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 5.71%

      Evergreen Money Market Fund Class I Shares #218 ............................                   75,172             $    75,172
      Evergreen Select Money Market Fund Class I Shares #495 .....................                  463,328                 463,328
                                                                                                                        -----------

           Total Investment Companies (Cost $538,500) ............................                                          538,500
                                                                                                                        -----------


Total Value of Investments (Cost $8,062,324 (b)) .................................                   103.54 %           $ 9,766,253
Liabilities in Excess of Other Assets ............................................                    (3.54)%              (333,631)
                                                                                                     ------             -----------
      Net Assets .................................................................                   100.00 %           $ 9,432,622
                                                                                                     ======             ===========


      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Unrealized appreciation ..........................................................................                      $ 1,755,764
Unrealized depreciation ..........................................................................                          (51,835)
                                                                                                                        -----------

           Net unrealized appreciation ...........................................................                      $ 1,703,929
                                                                                                                        ===========






















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2003


ASSETS
      Investments, at value (cost $8,062,324) ..........................................................                $ 9,766,253
      Cash .............................................................................................                        549
      Income receivable ................................................................................                      9,917
      Prepaid expenses .................................................................................                      3,021
      Due from advisor (note 2) ........................................................................                         30
                                                                                                                        -----------

           Total assets ................................................................................                  9,779,770
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     22,331
      Payable for investment purchases .................................................................                    324,005
      Other liabilities ................................................................................                        812
                                                                                                                        -----------

           Total liabilities ...........................................................................                    347,148
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 9,432,622
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 8,104,060
      Accumulated net realized loss on investments .....................................................                   (375,367)
      Net unrealized appreciation on investments .......................................................                  1,703,929
                                                                                                                        -----------
                                                                                                                        $ 9,432,622
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($8,938,673 / 549,265 shares) ...............................................................                $     16.27
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($493,949 / 31,857 shares) ..................................................................                $     15.51
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $15.51) ............................................                $     15.99
                                                                                                                        ===========
















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2003


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $   107,194
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    80,667
           Fund administration fees (note 2) ............................................................                    10,083
           Distribution and service fees - Investor Shares (note 3) .....................................                     3,370
           Custody fees (note 2) ........................................................................                     5,018
           Registration and filing administration fees (note 2) .........................................                     4,488
           Fund accounting fees (note 2) ................................................................                    36,807
           Audit fees ...................................................................................                    13,900
           Legal fees ...................................................................................                    13,418
           Securities pricing fees ......................................................................                     2,903
           Shareholder recordkeeping fees (note 2) ......................................................                    24,000
           Other accounting fees (note 2) ...............................................................                    13,990
           Shareholder servicing expenses ...............................................................                     2,423
           Registration and filing expenses .............................................................                     5,778
           Printing expenses ............................................................................                     3,281
           Trustee fees and meeting expenses ............................................................                     3,970
           Other operating expenses .....................................................................                     4,599
                                                                                                                        -----------

               Total expenses ...........................................................................                   228,695
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) .....................................................                   (23,675)
                    Investment advisory fees waived (note 2) ............................................                   (80,667)
                                                                                                                        -----------

               Net expenses .............................................................................                   124,353
                                                                                                                        -----------

                    Net investment loss .................................................................                   (17,159)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   440,175
      Change in unrealized appreciation (depreciation) on investments ...................................                   956,527
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 1,396,702
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 1,379,543
                                                                                                                        ===========






See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended November 30,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment (loss) income .....................................................       $   (17,159)          $    14,637
         Net realized gain (loss) from investment transactions ............................           440,175              (192,264)
         Change in unrealized appreciation (depreciation) on investments ..................           956,527              (324,282)
                                                                                                  -----------           -----------
              Net increase (decrease) in net assets resulting from operations .............         1,379,543              (501,909)
                                                                                                  -----------           -----------

     Distributions to shareholders from
         Net investment income - Institutional Shares .....................................                 0               (17,141)
                                                                                                  -----------           -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a) ..          (280,216)              777,063
                                                                                                  -----------           -----------

                     Total increase in net assets .........................................         1,099,327               258,013

NET ASSETS
     Beginning of year ....................................................................         8,333,295             8,075,282
                                                                                                  -----------           -----------

     End of year ..........................................................................       $ 9,432,622           $ 8,333,295
                                                                                                  ===========           ===========


(a) A summary of capital share activity follows:

                                                             -----------------------------------------------------------------------
                                                                            2003                                 2002
                                                                 Shares              Value             Shares             Value
                                                             -----------------------------------------------------------------------
--------------------------------------------------------
                  INSTITUTIONAL SHARES
--------------------------------------------------------
Shares sold ............................................            47,137        $   633,438            413,273        $ 6,518,395
Shares issued for reinvestment of distributions ........                 0                  0              1,174             17,141
Shares redeemed ........................................           (61,423)          (792,749)          (347,961)        (5,629,563)
                                                               -----------        -----------        -----------        -----------
     Net (decrease) increase ...........................           (14,286)       $  (159,311)            66,486        $   905,973
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    INVESTOR SHARES
--------------------------------------------------------
Shares sold ............................................               185        $     2,274              2,472        $    37,977
Shares issued for reinvestment of distributions ........                 0                  0                  0                  0
Shares redeemed ........................................            (9,778)          (123,179)           (11,253)          (166,887)
                                                               -----------        -----------        -----------        -----------
     Net decrease ......................................            (9,593)       $  (120,905)            (8,781)       $  (128,910)
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                      FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................            47,322        $   635,712            415,745        $ 6,556,372
Shares issued for reinvestment of distributions ........                 0                  0              1,174             17,141
Shares redeemed ........................................           (71,201)          (915,928)          (359,214)        (5,796,450)
                                                               -----------        -----------        -----------        -----------
     Net (decrease) increase ...........................           (23,879)       $  (280,216)            57,705        $   777,063
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003         2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ........................ $     13.81   $     14.80   $     17.55   $     16.80   $     14.21

      Income (loss) from investment operations
           Net investment (loss) income ...................       (0.02)         0.03          0.04          0.09          0.03
           Net realized and unrealized gain (loss)
                  on investments...........................        2.48         (0.99)         0.09          1.99          2.58
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.46         (0.96)         0.13          2.08          2.61
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ..........................        0.00         (0.03)        (0.07)        (0.05)        (0.02)
           Net realized gain from investment transactions          0.00          0.00         (2.81)        (1.28)         0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ........................        0.00         (0.03)        (2.88)        (1.33)        (0.02)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................. $     16.27   $     13.81   $     14.80   $     17.55   $     16.80
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       17.89 %       (6.49)%       (0.41)%       12.89 %       18.41 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................. $ 8,938,673   $ 7,783,820   $ 7,358,919   $ 7,501,967   $ 5,796,478
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        2.79 %        2.72 %        2.85 %        1.87 %        2.81 %
           After expense reimbursements and waived fees....        1.50 %        1.50 %        1.50 %        1.50 %        1.50 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees...       (1.46)%       (0.99)%       (1.07)%        0.17 %       (1.07)%
           After expense reimbursements and waived fees....       (0.17)%        0.23 %        0.28 %        0.54 %        0.24 %

      Portfolio turnover rate .............................       83.42 %       48.46 %       66.38 %      105.27 %      114.00 %














                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ........................ $     13.26   $     14.26   $     17.04   $     16.41   $     13.96

      Income (loss) from investment operations
           Net investment loss ............................       (0.13)        (0.08)        (0.07)        (0.04)        (0.11)
           Net realized and unrealized gain (loss)
                  on investments...........................        2.38         (0.92)         0.10          1.95          2.56
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.25         (1.00)         0.03          1.91          2.45
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00         (2.81)        (1.28)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year .............................. $     15.51   $     13.26   $     14.26   $     17.04   $     16.41
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       16.97 %       (7.01)%       (1.18)%       12.17 %       17.55 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ............................. $   493,949   $   549,475   $   716,363   $   786,435   $ 1,031,661
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        3.55 %        3.48 %        3.60 %        2.63 %        3.56 %
           After expense reimbursements and waived fees....        2.25 %        2.25 %        2.25 %        2.25 %        2.25 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees...       (2.21)%       (1.74)%       (1.81)%       (0.57)%       (1.82)%
           After expense reimbursements and waived fees....       (0.92)%       (0.51)%       (0.46)%       (0.19)%       (0.51)%

      Portfolio turnover rate .............................       83.42 %       48.46 %       66.38 %      105.27 %      114.00 %
















                                                                                     See accompanying notes to financial statements

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the
     "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the close of normal trading on the new York Stock Exchange, generally 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. FederalIncome Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code (the "Code") since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.




                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



          The Fund has capital loss carryforwards for federal income tax purposes of $202,585 which expires in the year 2009 and $172,782 which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          As of November 30, 2003, the Fund had permanent book/tax differences primarily attributable to the Fund's operating net investment loss. To reflect reclassifications arising from the permanent differences, a reclassification adjustment of $17,159 would be charged to paid-in capital, and accumulated net investment loss would be credited $17,159, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has reimbursed $23,675 of the operating expenses incurred by the Fund for the year ended November 30, 2003. The Advisor has also voluntarily waived its fee amounting to $80,667 ($0.14 per share) for the year ended November 30, 2003.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



     The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $4,800 annually. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. For the fiscal year ended November 30, 2003, the Transfer Agent received $24,000 in such shareholder recordkeeping fees.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2003, the Distributor retained sales charges amounting to $4.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $3,370 of such expenses for the year ended November 30, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $6,559,811 and $6,463,531, respectively, for the year ended November 30, 2003.






                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $4,400 during the fiscal year ended November 30, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Independent Trustees
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Lucius E. Burch, III, 62     Trustee       Since    Chairman   and   Chief    Executive        2                  None
                                           12/94    Officer   (since   1982)  of  Burch
                                                    Investment  Group,  formerly Massey
                                                    Burch   Investment    Group,   Inc.
                                                    (venture capital firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
George S. Reichenbach, 74    Trustee       Since    Consultant  (since  1989) of Advent        2                  None
                                           11/98    International  Corporation (venture
                                                    capital firm); Director (since 1989)
                                                    of Astropower (solar energy company);
                                                    Director (since 1999) of    QuestAir
                                                    (fuel  cell  equipment company)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Anthony J. Walton, 61        Trustee       Since    Member  (since  2000) of  McFarland        2                  None
                                           12/94    Dewey &  Company,  LLC  (investment
                                                    banker);      previously,     Chief
                                                    Executive  Officer  (1995-1999)  of
                                                    Armstrong   Holdings    Corporation
                                                    (private  investment  and corporate
                                                    finance advisory firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Interested Trustees*
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
David V. Shields, 64**       Trustee       Since    Director  (since  1983) of  Capital        2                  None
Shields & Company                          12/94    Management     Associates,     Inc.
140 Broadway Street                                 (advisor  to the  Fund);  President
44th Floor                                          and Managing  Director (since 1982)
New York, NY  10005                                 of      Shields      &      Company
                                                    (broker/dealer  and  distributor to
                                                    the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph V. Shields, Jr.,65**  Chairman      Since    Chairman   and   Chief    Executive        2      Chairman    of    Board   of
Shields & Company            and Trustee   12/94    Officer  (since  1982)  of  Capital               Trustees  -  BBH  Trust  for
140 Broadway Street                                 Management     Associates,     Inc.               the 12  series  of the trust
44th Floor                                          (advisor  to  the  Fund);  Chairman               (registered       investment
New York, NY  10005                                 and Managing  Director (since 1982)               companies);  Director (since
                                                    of      Shields      &      Company               1989)       of       Flowers
                                                    (broker/dealer  and  distributor to               Industries,    Inc.    (food
                                                    the Fund)                                         company);  Vice  Chairman of
                                                                                                      Board  of  Trustees   (since
                                                                                                      1995)  of  New  York  Racing
                                                                                                      Association, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
* Basis of Interestedness.  David V.  Shields and Joseph V. Shields, Jr. are  Interested Trustees  because  they are  officers and principal owners of Capital Management  Associates,  Inc., the  Fund's  investment advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (Continued)


                         CAPITAL MANAGEMENT MID-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                          Other Officers
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph A. Zock, 50           President     Since    President  (since  1982) of Capital       n/a                 n/a
Capital Management           (Principal    11/00    Management     Associates,     Inc.
Associates, Inc.             Executive              (advisor   to   the   Fund);   Vice
140 Broadway Street          Officer)               President   of  Shields  &  Company
44th Floor                                          (broker/dealer  and  distributor to
New York, NY  10005                                 the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Sarah M. Hunt, 36            Vice          Since    Vice  President   (since  1997)  of       n/a                 n/a
Capital Management           President     11/00    Capital   Management    Associates,
Associates, Inc.             (Principal             Inc. (advisor to the Fund)
140 Broadway Street          Financial
44th Floor                   Officer)
New York, NY  10005
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
C. Frank Watson III, 33      Secretary     Since    President   and   Chief   Operating       n/a                 n/a
                                           5/96     Officer   (since   1999)   of   The
                                                    Nottingham                  Company
                                                    (administrator    to   the   Fund);
                                                    previously,     Chief     Operating
                                                    Officer of The Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Julian G. Winters, 34        Treasurer     Since    Vice           President-Compliance       n/a                 n/a
                                           4/98     Administration   (since   1998)  of
                                                    The       Nottingham        Company
                                                    (administrator    to   the   Fund);
                                                    previously,  Fund  Accountant,  The
                                                    Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and
     Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Mid-Cap Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

January 8, 2004


________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust



                              Institutional Shares



                                  Annual Report



                      FOR THE YEAR ENDED NOVEMBER 30, 2003




                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 Broadway   New York, NY 10005

                                                              TEL:(212) 320-2000
INVESTMENT ADVISORS                                           FAX:(212) 420-2040

                                January 27, 2004

Dear Fellow Shareholders:

During the 1st quarter of 2003, geo-political events and the general threat of terrorism directly effected equity markets in the United States. Abandoning the passive position taken by the Untied Nations, President Bush announced that the U.S. military would search for and destroy weapons of mass destruction in Iraq. Equity markets declined in response to this military action and the world watched in anticipation as coalition troops moved rapidly across the deserts of Iraq.

Defeat came quickly to Saddam Hussein and his regime while citizens of Iraq appeared to be shocked that the tyrant, who had terrorized his own country for almost three decades, had been toppled. In fact, many Iraqis remained fearful that Saddam would return to power as U.S. troops searched in vain to capture Hussein. As news filtered out of the Middle East gold prices soared in response to the long-term commitment that America made to Iraq. Billions of dollars would be needed to finance this military action and millions more would be necessary to rebuild the Iraqi infrastructure that had been destroyed.

However, the global news began to improve as Iraq began to stabilize and U.S. corporations finally emerged from their three-year earnings recession. Fiscal stimulus enabled interest rates to remain at historic lows, tax cuts began to stimulate consumer spending and corporate America kept a close eye on expenses during 2003. Finally, as the U.S. economy registered strong GDP numbers, Saddam Hussein was captured without a shot being fired.

Recent Market Strategy
----------------------

The Capital Management Small-Cap Fund continued to be positioned for recovery in the US economy in 2003, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. In 2003 the S&P 600 Small Cap Index outperformed the Capital Management Small-Cap Fund primarily due to the S&P 600 Small Cap Index's greater weighting in financial stocks and consumer durables and lesser weighting of energy, electronic technology and industrial services.

Economic Outlook
----------------

During the 4th quarter of 2003, the U.S. economy confirmed that it is indeed possible for industrial production, consumer spending and the federal deficit to grow simultaneously in a low interest rate environment without dire inflationary consequences. This rebound in U.S. industrial production will accelerate during 2004 as the global economy gains momentum and businesses become more confident in their forecasts.

U.S. corporations enjoyed a surge in profitability during 2003 because production costs were extremely low and the weakness of the dollar improved their overseas profit margins. In 2004 most corporations will focus primarily on improving sales and revenue while maintaining their low cost structure. Unfortunately, this could mean that the unemployment rate will remain stubbornly high as the jobless recovery moves forward.

Jobs, or more importantly, the scarcity of good jobs, will undoubtedly become a significant political issue during this election year. However, corporations will remain loathe to rehire workers until there is a compelling need to increase payrolls. Look for companies to increase their labor costs only after the rebound in profits is firmly established and inventories are dangerously low.

The Federal Reserve remains committed to a stimulative monetary policy that will eliminate all concerns regarding deflation and it appears that Chairman Greenspan will only raise interest rates when inflation becomes a significant threat to the health of the economy. At this time, there appears to be little evidence that the increases we have witnessed in commodity prices will significantly impact the price of goods sold and signs of broader based inflation are not yet visible.

We believe that improved consumer confidence will drive spending during 2004 on everything from MP3 players to housing. Consumers in combination with corporations that are cautiously increasing their capital spending programs, will drive profits for U.S. corporations higher during 2004.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2003. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2004. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will benefit from a recovery that will gain strength as the year progresses. We remain invested in Value stocks that should help to preserve capital, if as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the US economy will grow at a 4% rate during 2004, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the US economy.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in small capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.


                                                 Joseph A. Zock
                                                 President
                                                 Capital Management Associates







________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in small capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.
________________________________________________________________________________

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                              INSTITUTIONAL SHARES

                    Performance Update - $250,000 Investment

        For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 2003

--------------------------------------------------------------------------------
                      Capital Management
                        Small-Cap Fund                 S&P 600 Small-Cap
                     Institutional Shares                   Index
--------------------------------------------------------------------------------
 01/12/1999                $250,000                       $250,000
 02/28/1999                 250,227                        225,531
 05/31/1999                 286,397                        249,462
 08/31/1999                 299,136                        249,843
 11/30/1999                 316,424                        260,905
 02/29/2000                 375,152                        310,076
 05/31/2000                 366,739                        284,822
 08/31/2000                 408,803                        320,335
 11/30/2000                 343,342                        280,929
 02/28/2001                 372,592                        308,989
 05/31/2001                 388,163                        323,375
 08/31/2001                 360,914                        322,113
 11/30/2001                 330,936                        314,887
 02/28/2002                 348,764                        333,291
 05/31/2002                 370,213                        354,484
 08/31/2002                 324,807                        291,439
 11/30/2002                 337,621                        297,047
 02/28/2003                 294,165                        268,297
 05/31/2003                 351,828                        315,899
 08/31/2003                 396,956                        357,551
 11/30/2003                 420,355                        391,394




This graph depicts the performance of the Capital Management Small-Cap Fund's (the "Fund") Institutional Shares versus the S&P 600 Small-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

                     ------------- ------------------------
                                      Since Commencement
                        One Year    of Operations (1/12/99)
                     ------------- ------------------------
                         24.50 %            11.22 %
                     ------------- ------------------------



>>   The graph  assumes an initial  $250,000  investment  at  January  12,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At November 30, 2003, the value of the Fund's Institutional Shares would have increased to $420,355 - a cumulative total investment return of 68.14% since January 12, 1999.

>> At November 30, 2003, the value of a similar investment in the S&P 600 Small-Cap Index would have increased to $391,394 - a cumulative total investment return of 56.56% since January 12, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 90.82%

      Airlines - 1.66%
           SkyWest, Inc. .........................................................                    2,700             $    46,575
                                                                                                                        -----------

      Banks - 6.60%
           Compass Bancshares, Inc. ..............................................                    1,500                  58,665
           Cullen/Frost Bankers, Inc. ............................................                    1,700                  68,306
           Provident Bankshares Corporation ......................................                    2,000                  58,120
                                                                                                                        -----------
                                                                                                                            185,091
                                                                                                                        -----------
      Commercial Services - 2.88%
        (a)Sylvan Learning Systems, Inc. .........................................                    2,500                  80,925
                                                                                                                        -----------

      Electric - 1.90%
           Cleco Corporation .....................................................                    3,000                  53,340
                                                                                                                        -----------

      Electrical Components & Equipment - 3.76%
        (a)Advanced Energy Industries, Inc. ......................................                    4,000                 105,600
                                                                                                                        -----------

      Electronics - 5.27%
        (a)Checkpoint Systems, Inc. ..............................................                    4,000                  77,400
        (a)Dionex Corporation ....................................................                    1,500                  70,470
                                                                                                                        -----------
                                                                                                                            147,870
                                                                                                                        -----------
      Entertainment - 2.41%
        (a)Six Flags, Inc. .......................................................                   10,000                  67,500
                                                                                                                        -----------

      Food - 2.09%
           Flowers Foods, Inc. ...................................................                    2,250                  58,725
                                                                                                                        -----------

      Forest Products & Paper - 1.75%
           Wausau - Mosinee Paper Corporation ....................................                    4,000                  49,200
                                                                                                                        -----------

      Gas - 1.83%
           South Jersey Industries, Inc. .........................................                    1,300                  51,220
                                                                                                                        -----------

      Hand / Machine Tools - 2.32%
           Baldor Electric Company ...............................................                    3,000                  65,100
                                                                                                                        -----------

      Healthcare - Products - 6.79%
        (a)Microtek Medical Holdings, Inc. .......................................                   10,000                  40,900
        (a)ResMed Inc. ...........................................................                    1,500                  58,500
        (a)Respironics, Inc. .....................................................                    2,000                  91,000
                                                                                                                        -----------
                                                                                                                            190,400
                                                                                                                        -----------


                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Household Products / Wares - 4.31%
           John H. Harland Company ...............................................                    1,500             $    41,100
           The Dial Corporation ..................................................                    1,300                  33,644
           Tupperware Corporation ................................................                    3,000                  46,230
                                                                                                                        -----------
                                                                                                                            120,974
                                                                                                                        -----------
      Lodging - 2.52%
        (a)Choice Hotels International, Inc. .....................................                    2,000                  70,700
                                                                                                                        -----------

      Oil & Gas - 5.82%
           Cabot Oil & Gas Corporation ...........................................                    2,000                  53,120
        (a)Climarex Energy Company ...............................................                    2,000                  46,240
        (a)Pride International, Inc. .............................................                    4,000                  63,800
                                                                                                                        -----------
                                                                                                                            163,160
                                                                                                                        -----------
      Oil & Gas Services - 3.47%
        (a)Bolt Technology Corporation ...........................................                    3,000                  11,550
        (a)Oceaneering International, Inc. .......................................                    1,600                  34,960
        (a)Superior Energy Services, Inc. ........................................                    6,000                  50,880
                                                                                                                        -----------
                                                                                                                             97,390
                                                                                                                        -----------
      Pharmaceuticals - 0.66%
        (a)Aradigm Corporation ...................................................                   10,000                  18,500
                                                                                                                        -----------

      Real Estate Investment Trust - 1.76%
           Pennsylvania Real Estate Investment Trust .............................                    1,435                  49,508
                                                                                                                        -----------

      Retail - 4.65%
        (a)RARE Hospitality International, Inc. ..................................                    2,750                  68,750
        (a)Sonic Corporation .....................................................                    2,000                  61,740
                                                                                                                        -----------
                                                                                                                            130,490
                                                                                                                        -----------
      Semiconductors - 18.23%
        (a)Asyst Technologies, Inc. ..............................................                    3,500                  63,875
        (a)Axcelis Technologies, Inc. ............................................                   10,000                 114,700
        (a)Brooks Automation, Inc. ...............................................                    3,000                  72,900
           Helix Technology Corporation ..........................................                    5,000                 108,500
        (a)Photronics, Inc. ......................................................                    3,000                  55,410
        (a)Silicon Image, Inc. ...................................................                   13,000                  96,200
                                                                                                                        -----------
                                                                                                                            511,585
                                                                                                                        -----------
      Software - 1.89%
        (a)Take-Two Interactive Software, Inc. ...................................                    1,600                  52,960
                                                                                                                        -----------





                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Transportation - 4.90%
           Overseas Shipholding Group, Inc. ......................................                    2,000             $    56,300
           Stelmar Shipping Ltd. .................................................                    4,000                  81,080
                                                                                                                        -----------
                                                                                                                            137,380
                                                                                                                        -----------
      Water - 3.35%
           Philadelphia Suburban Corporation .....................................                    2,000                  54,160
           Southwest Water Company ...............................................                    2,500                  39,700
                                                                                                                        -----------
                                                                                                                             93,860
                                                                                                                        -----------

           Total Common Stocks (Cost $2,005,109) ..........................................................               2,548,053
                                                                                                                        -----------

INVESTMENT COMPANIES - 9.02%

      Evergreen Money Market Fund Class I Shares #218 ............................                  126,586                 126,586
      Evergreen Select Money Market Fund Class I Shares #495 .....................                  126,586                 126,586
                                                                                                                        -----------

           Total Investment Companies (Cost $253,172) ............................                                          253,172
                                                                                                                        -----------

Total Value of Investments (Cost $2,258,281 (b)) .................................                    99.84 %           $ 2,801,225
Other Assets Less Liabilities ....................................................                     0.16 %                 4,354
                                                                                                                        -----------
      Net Assets .................................................................                   100.00 %           $ 2,805,579
                                                                                                     ======             ===========



      (a)  Non-income producing investment

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation ........................................................................             $   569,368
           Unrealized depreciation ........................................................................                 (26,424)
                                                                                                                        -----------

                      Net unrealized appreciation .........................................................             $   542,944
                                                                                                                        ===========








See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2003


ASSETS
      Investments, at value (cost $2,258,281) ...........................................................               $ 2,801,225
      Cash ..............................................................................................                     6,232
      Income receivable .................................................................................                     1,085
      Other assets ......................................................................................                       206
      Due from advisor (note 2) .........................................................................                    14,221
                                                                                                                        -----------

           Total assets .................................................................................                 2,822,969
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ..................................................................................                    17,390
                                                                                                                        -----------

NET ASSETS ..............................................................................................               $ 2,805,579
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................               $ 2,212,555
      Undistributed net realized gain on investments ....................................................                    50,080
      Net unrealized appreciation on investments ........................................................                   542,944
                                                                                                                        -----------
                                                                                                                        $ 2,805,579
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($2,714,594 / 179,939 shares) ................................................................               $     15.09
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($90,985 / 6,164 shares) .....................................................................               $     14.76
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $14.76) .............................................               $     15.22
                                                                                                                        ===========




















See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2003


NET INVESTMENT LOSS

      Income
           Dividends ...........................................................................................        $    22,263
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ...................................................................             19,669
           Fund administration fees (note 2) ...................................................................              2,459
           Distribution and service fees - Investor Shares (note 3) ............................................                561
           Custody fees ........................................................................................              5,028
           Registration and filing administration fees (note 2) ................................................              2,201
           Fund accounting fees (note 2) .......................................................................             36,197
           Audit fees ..........................................................................................             13,900
           Legal fees ..........................................................................................             13,348
           Securities pricing fees .............................................................................              3,385
           Shareholder recordkeeping fees (note 2) .............................................................             24,000
           Other accounting fees (note 2) ......................................................................             21,656
           Shareholder servicing expenses ......................................................................              2,109
           Registration and filing expenses ....................................................................              1,029
           Printing expenses ...................................................................................              2,848
           Trustee fees and meeting expenses ...................................................................              6,603
           Other operating expenses ............................................................................              3,607
                                                                                                                        -----------

               Total expenses ..................................................................................            158,600
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) ............................................................           (108,874)
                    Investment advisory fees waived (note 2) ...................................................            (19,669)
                    Distribution and service fees waived - Investor class shares (note 3) ......................               (545)
                                                                                                                        -----------

               Net expenses ....................................................................................             29,512
                                                                                                                        -----------

                    Net investment loss ........................................................................             (7,249)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ...........................................................            137,395
      Change in unrealized appreciation (depreciation) on investments ..........................................            451,698
                                                                                                                        -----------

           Net realized and unrealized gain on investments .....................................................            589,093
                                                                                                                        -----------

               Net increase in net assets resulting from operations ............................................        $   581,844
                                                                                                                        ===========





See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended November 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss .........................................................            $    (7,249)          $    (1,794)
         Net realized gain from investment transactions ..............................                137,395                15,565
         Change in unrealized appreciation (depreciation) on investments .............                451,698                51,667
                                                                                                  -----------           -----------
              Net increase in net assets resulting from operations ...................                581,844                65,438
                                                                                                  -----------           -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ........                924,467               858,206
                                                                                                  -----------           -----------

                     Total increase in net assets ....................................              1,506,311               923,644

NET ASSETS
     Beginning of year ...............................................................              1,299,268               375,624
                                                                                                  -----------           -----------

     End of year .....................................................................            $ 2,805,579           $ 1,299,268
                                                                                                  ===========           ===========


(a) A summary of capital share activity follows:

                                                             -----------------------------------------------------------------------
                                                                            2003                                 2002
                                                                 Shares              Value             Shares             Value
                                                             -----------------------------------------------------------------------
--------------------------------------------------------
                  INSTITUTIONAL SHARES
--------------------------------------------------------
Shares sold ............................................            78,618        $   922,477             75,631        $   858,415
Shares redeemed ........................................              (227)            (3,124)               (19)              (209)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            78,391        $   919,353             75,612        $   858,206
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    INVESTOR SHARES
--------------------------------------------------------
Shares sold ............................................               379        $     5,114                  0        $         0
Shares redeemed ........................................                 0                  0                  0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................               379        $     5,114                  0        $         0
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................            78,997        $   927,591             75,631        $   858,415
Shares redeemed ........................................              (227)            (3,124)               (19)              (209)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            78,770        $   924,467             75,612        $   858,206
                                                               ===========        ===========        ===========        ===========









See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003          2002          2001          2000        1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     12.12   $     11.88   $     13.06   $     13.91   $     10.99

      Income (loss) from investment operations
           Net investment (loss) income ...................       (0.04)        (0.02)         0.02          0.03         (0.01)
           Net realized and unrealized gain (loss)
                  on investments...........................        3.01          0.26         (0.40)         1.06          2.93
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.97          0.24         (0.38)         1.09          2.92
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ..........................        0.00          0.00         (0.03)         0.00          0.00
           Net realized gain from investment transactions          0.00          0.00         (0.77)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ........................        0.00          0.00         (0.80)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     15.09   $     12.12   $     11.88   $     13.06   $     13.91
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       24.50 %        2.02 %       (3.61)%        8.51 %       26.57 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $ 2,714,594   $ 1,230,524   $   308,206   $   488,093   $   158,754
                                                            ===========   ===========   ===========   ===========   ===========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees.........        8.06 %       21.46 %       30.23 %       24.48 %       55.71 %(b)
     After expense reimbursements and waived fees..........        1.50 %        1.50 %        1.50 %        1.50 %        1.50 %(b)

Ratio of net investment (loss) income to average net assets
     Before expense reimbursements and waived fees.........       (6.93)%      (20.25)%      (28.55)%      (22.72)%      (54.36)%(b)
     After expense reimbursements and waived fees..........       (0.37)%       (0.29)%        0.18 %        0.27 %       (0.15)%(b)

Portfolio turnover rate ...................................       61.51 %       29.61 %       61.84 %      131.47 %      145.58 %

(a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b) Annualized.









                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003          2002          2001          2000         1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     11.88   $     11.65   $     12.86   $     13.82   $     10.99

      Income (loss) from investment operations
           Net investment loss ............................       (0.04)        (0.01)        (0.05)        (0.08)        (0.10)
           Net realized and unrealized gain (loss)
                  on investments...........................        2.92          0.24         (0.39)         1.06          2.93
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.88          0.23         (0.44)         0.98          2.83
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00         (0.77)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     14.76   $     11.88   $     11.65   $     12.86   $     13.82
                                                            ===========   ===========   ===========   ===========   ===========

Total return (b) ..........................................       24.14 %        2.06 %       (4.20)%        7.67 %       25.75 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $    90,985   $    68,744   $    67,418   $    67,719   $    62,854
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        8.25 %       25.73 %       30.46 %       24.24 %       56.45 %(c)
           After expense reimbursements and waived fees....        1.52 %        1.53 %        2.12 %        2.25 %        2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees...       (7.09)%      (24.31)%      (28.81)%      (22.55)%      (55.11)%(c)
           After expense reimbursements and waived fees....       (0.37)%       (0.10)%       (0.47)%       (0.56)%       (0.91)%(c)

      Portfolio turnover rate .............................       61.51 %       29.61 %       61.84 %      131.47 %      145.58 %

(a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b) Total return does not reflect payment of a sales charge.

(c) Annualized.



                                                                                     See accompanying notes to financial statements

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code (the "Code") since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.




                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



          As of November 30, 2003, the Fund had permanent book/tax differences primarily attributable to the Fund's operating net investment loss and to tax adjustments on REIT securities sold by the Fund. To reflect reclassifications arising from the permanent differences, a reclassification adjustment of $3,507 would be charged to paid-in capital, undistributed net realized gains would be charged $3,742 and accumulated net investment loss would be credited $7,249, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $19,669 ($0.13 per share) and reimbursed $108,874 of the operating expenses incurred by the Fund for the year ended November 30, 2003.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets.






                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



     The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum fee of $4,800 annually plus transaction fees. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. For the fiscal year ended November 30, 2003, the Transfer Agent received $24,000 in such shareholder recordkeeping fees.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2003, the Distributor retained sales charges amounting to $8.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Distributor has voluntarily waived a portion of its fee amounting to $545.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $2,032,434 and $981,994, respectively, for the year ended November 30, 2003.







                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $4,400 during the fiscal year ended November 30, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years            Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Independent Trustees
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Lucius E. Burch, III, 62     Trustee       Since    Chairman   and   Chief    Executive        2                  None
                                           12/94    Officer   (since   1982)  of  Burch
                                                    Investment  Group,  formerly Massey
                                                    Burch   Investment    Group,   Inc.
                                                    (venture capital firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
George S. Reichenbach, 74    Trustee       Since    Consultant  (since  1989) of Advent        2                  None
                                           11/98    International  Corporation (venture
                                                    capital firm); Director (since 1989)
                                                    of Astropower (solar energy company);
                                                    Director (since 1999) of    QuestAir
                                                    (fuel  cell  equipment company)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Anthony J. Walton, 61        Trustee       Since    Member  (since  2000) of  McFarland        2                  None
                                           12/94    Dewey &  Company,  LLC  (investment
                                                    banker);      previously,     Chief
                                                    Executive  Officer  (1995-1999)  of
                                                    Armstrong   Holdings    Corporation
                                                    (private  investment  and corporate
                                                    finance advisory firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Interested Trustees*
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
David V. Shields, 64**       Trustee       Since    Director  (since  1983) of  Capital        2                  None
Shields & Company                          12/94    Management     Associates,     Inc.
140 Broadway Street                                 (advisor  to the  Fund);  President
44th Floor                                          and Managing  Director (since 1982)
New York, NY  10005                                 of      Shields      &      Company
                                                    (broker/dealer  and  distributor to
                                                    the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph V. Shields, Jr.,65**  Chairman      Since    Chairman   and   Chief    Executive        2      Chairman    of    Board   of
Shields & Company            and Trustee   12/94    Officer  (since  1982)  of  Capital               Trustees  -  BBH  Trust  for
140 Broadway Street                                 Management     Associates,     Inc.               the 12  series  of the trust
44th Floor                                          (advisor  to  the  Fund);  Chairman               (registered       investment
New York, NY  10005                                 and Managing  Director (since 1982)               companies);  Director (since
                                                    of      Shields      &      Company               1989)       of       Flowers
                                                    (broker/dealer  and  distributor to               Industries,    Inc.    (food
                                                    the Fund)                                         company);  Vice  Chairman of
                                                                                                      Board  of  Trustees   (since
                                                                                                      1995)  of  New  York  Racing
                                                                                                      Association, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
* Basis of Interestedness.  David V.  Shields and Joseph V. Shields, Jr. are  Interested Trustees  because  they are  officers and principal owners of Capital Management  Associates,  Inc., the  Fund's  investment advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years            Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                          Other Officers
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph A. Zock, 50           President     Since    President  (since  1982) of Capital       n/a                 n/a
Capital Management           (Principal    11/00    Management     Associates,     Inc.
Associates, Inc.             Executive              (advisor   to   the   Fund);   Vice
140 Broadway Street          Officer)               President   of  Shields  &  Company
44th Floor                                          (broker/dealer  and  distributor to
New York, NY  10005                                 the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Sarah M. Hunt, 36            Vice          Since    Vice  President   (since  1997)  of       n/a                 n/a
Capital Management           President     11/00    Capital   Management    Associates,
Associates, Inc.             (Principal             Inc. (advisor to the Fund)
140 Broadway Street          Financial
44th Floor                   Officer)
New York, NY  10005
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
C. Frank Watson III, 33      Secretary     Since    President   and   Chief   Operating       n/a                 n/a
                                           5/96     Officer   (since   1999)   of   The
                                                    Nottingham                  Company
                                                    (administrator    to   the   Fund);
                                                    previously,     Chief     Operating
                                                    Officer of The Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Julian G. Winters, 34        Treasurer     Since    Vice           President-Compliance       n/a                 n/a
                                           4/98     Administration   (since   1998)  of
                                                    The       Nottingham        Company
                                                    (administrator    to   the   Fund);
                                                    previously,  Fund  Accountant,  The
                                                    Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and
     Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years and period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Small-Cap Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

January 8, 2004


________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust



                                 Investor Shares



                                  Annual Report



                      FOR THE YEAR ENDED NOVEMBER 30, 2003




                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 Broadway   New York, NY 10005

                                                              TEL:(212) 320-2000
INVESTMENT ADVISORS                                           FAX:(212) 420-2040

                                January 27, 2004

Dear Fellow Shareholders:

During the 1st quarter of 2003, geo-political events and the general threat of terrorism directly effected equity markets in the United States. Abandoning the passive position taken by the Untied Nations, President Bush announced that the U.S. military would search for and destroy weapons of mass destruction in Iraq. Equity markets declined in response to this military action and the world watched in anticipation as coalition troops moved rapidly across the deserts of Iraq.

Defeat came quickly to Saddam Hussein and his regime while citizens of Iraq appeared to be shocked that the tyrant, who had terrorized his own country for almost three decades, had been toppled. In fact, many Iraqis remained fearful that Saddam would return to power as U.S. troops searched in vain to capture Hussein. As news filtered out of the Middle East gold prices soared in response to the long-term commitment that America made to Iraq. Billions of dollars would be needed to finance this military action and millions more would be necessary to rebuild the Iraqi infrastructure that had been destroyed.

However, the global news began to improve as Iraq began to stabilize and U.S. corporations finally emerged from their three-year earnings recession. Fiscal stimulus enabled interest rates to remain at historic lows, tax cuts began to stimulate consumer spending and corporate America kept a close eye on expenses during 2003. Finally, as the U.S. economy registered strong GDP numbers, Saddam Hussein was captured without a shot being fired.

Recent Market Strategy
----------------------

The Capital Management Small-Cap Fund continued to be positioned for recovery in the US economy in 2003, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. In 2003 the S&P 600 Small Cap Index outperformed the Capital Management Small-Cap Fund primarily due to the S&P 600 Small Cap Index's greater weighting in financial stocks and consumer durables and lesser weighting of energy, electronic technology and industrial services.

Economic Outlook
----------------

During the 4th quarter of 2003, the U.S. economy confirmed that it is indeed possible for industrial production, consumer spending and the federal deficit to grow simultaneously in a low interest rate environment without dire inflationary consequences. This rebound in U.S. industrial production will accelerate during 2004 as the global economy gains momentum and businesses become more confident in their forecasts.

U.S. corporations enjoyed a surge in profitability during 2003 because production costs were extremely low and the weakness of the dollar improved their overseas profit margins. In 2004 most corporations will focus primarily on improving sales and revenue while maintaining their low cost structure. Unfortunately, this could mean that the unemployment rate will remain stubbornly high as the jobless recovery moves forward.

Jobs, or more importantly, the scarcity of good jobs, will undoubtedly become a significant political issue during this election year. However, corporations will remain loathe to rehire workers until there is a compelling need to increase payrolls. Look for companies to increase their labor costs only after the rebound in profits is firmly established and inventories are dangerously low.

The Federal Reserve remains committed to a stimulative monetary policy that will eliminate all concerns regarding deflation and it appears that Chairman Greenspan will only raise interest rates when inflation becomes a significant threat to the health of the economy. At this time, there appears to be little evidence that the increases we have witnessed in commodity prices will significantly impact the price of goods sold and signs of broader based inflation are not yet visible.

We believe that improved consumer confidence will drive spending during 2004 on everything from MP3 players to housing. Consumers in combination with corporations that are cautiously increasing their capital spending programs, will drive profits for U.S. corporations higher during 2004.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2003. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2004. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will benefit from a recovery that will gain strength as the year progresses. We remain invested in Value stocks that should help to preserve capital, if as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the US economy will grow at a 4% rate during 2004, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the US economy.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in small capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.


                                                 Joseph A. Zock
                                                 President
                                                 Capital Management Associates







________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in small capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.
________________________________________________________________________________

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                                 INVESTOR SHARES

                     Performance Update - $10,000 Investment

        For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 2003

--------------------------------------------------------------------------------

                       Capital Management
                         Small-Cap Fund                   S&P 600 Small-Cap
                        Investor Shares                       Index
--------------------------------------------------------------------------------
     01/12/1999             $ 9,700                          $10,000
     02/28/1999               9,691                            9,021
     05/31/1999              11,077                            9,978
     08/31/1999              11,545                            9,994
     11/30/1999              12,198                           10,436
     02/29/2000              14,441                           12,403
     05/31/2000              14,083                           11,393
     08/31/2000              15,666                           12,813
     11/30/2000              13,133                           11,237
     02/28/2001              14,224                           12,360
     05/31/2001              14,785                           12,935
     08/31/2001              13,716                           12,885
     11/30/2001              12,582                           12,595
     02/28/2002              13,262                           13,332
     05/31/2002              14,072                           14,179
     08/31/2002              12,355                           11,658
     11/30/2002              12,841                           11,882
     02/28/2003              11,189                           10,732
     05/31/2003              13,349                           12,636
     08/31/2003              15,055                           14,302
     11/30/2003              15,941                           15,656


This graph depicts the performance of the Capital Management Small-Cap Fund's (the "Fund") Investor Shares versus the S&P 600 Small-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

    ----------------------------- ------------- ----------------------------
                                                    Since Commencement
                                     One Year     of Operations (1/12/99)
    ----------------------------- ------------- ----------------------------
            No Sales Load             24.14 %              10.70 %
    ----------------------------- ------------- ----------------------------
       3.00% Maximum Sales Load       20.41 %              10.02 %
    ----------------------------- ------------- ----------------------------



>> The graph assumes an initial $10,000 investment ($9,700 after maximum sales load of 3.00%) at January 12, 1999 (commencement of operations). All dividends and distributions are reinvested.

>> At November 30, 2003, the value of the Fund's Investor Shares would have increased to $15,941 - a cumulative total investment return of 59.41% since January 12, 1999. Without the deduction of the 3.00% maximum sales load, the value of the Fund's Investor Shares would have increased to $16,434 - a cumulative total investment return of 64.34% since January 12, 1999. The sales load may be reduced or eliminated for larger purchases.

>>   At November  30,  2003,  the value of a similar  investment  in the S&P 600
     Small-Cap Index would have increased to $15,656 - a cumulative total investment return of 56.56% since January 12, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 90.82%

      Airlines - 1.66%
           SkyWest, Inc. .........................................................                    2,700             $    46,575
                                                                                                                        -----------

      Banks - 6.60%
           Compass Bancshares, Inc. ..............................................                    1,500                  58,665
           Cullen/Frost Bankers, Inc. ............................................                    1,700                  68,306
           Provident Bankshares Corporation ......................................                    2,000                  58,120
                                                                                                                        -----------
                                                                                                                            185,091
                                                                                                                        -----------
      Commercial Services - 2.88%
        (a)Sylvan Learning Systems, Inc. .........................................                    2,500                  80,925
                                                                                                                        -----------

      Electric - 1.90%
           Cleco Corporation .....................................................                    3,000                  53,340
                                                                                                                        -----------

      Electrical Components & Equipment - 3.76%
        (a)Advanced Energy Industries, Inc. ......................................                    4,000                 105,600
                                                                                                                        -----------

      Electronics - 5.27%
        (a)Checkpoint Systems, Inc. ..............................................                    4,000                  77,400
        (a)Dionex Corporation ....................................................                    1,500                  70,470
                                                                                                                        -----------
                                                                                                                            147,870
                                                                                                                        -----------
      Entertainment - 2.41%
        (a)Six Flags, Inc. .......................................................                   10,000                  67,500
                                                                                                                        -----------

      Food - 2.09%
           Flowers Foods, Inc. ...................................................                    2,250                  58,725
                                                                                                                        -----------

      Forest Products & Paper - 1.75%
           Wausau - Mosinee Paper Corporation ....................................                    4,000                  49,200
                                                                                                                        -----------

      Gas - 1.83%
           South Jersey Industries, Inc. .........................................                    1,300                  51,220
                                                                                                                        -----------

      Hand / Machine Tools - 2.32%
           Baldor Electric Company ...............................................                    3,000                  65,100
                                                                                                                        -----------

      Healthcare - Products - 6.79%
        (a)Microtek Medical Holdings, Inc. .......................................                   10,000                  40,900
        (a)ResMed Inc. ...........................................................                    1,500                  58,500
        (a)Respironics, Inc. .....................................................                    2,000                  91,000
                                                                                                                        -----------
                                                                                                                            190,400
                                                                                                                        -----------


                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Household Products / Wares - 4.31%
           John H. Harland Company ...............................................                    1,500             $    41,100
           The Dial Corporation ..................................................                    1,300                  33,644
           Tupperware Corporation ................................................                    3,000                  46,230
                                                                                                                        -----------
                                                                                                                            120,974
                                                                                                                        -----------
      Lodging - 2.52%
        (a)Choice Hotels International, Inc. .....................................                    2,000                  70,700
                                                                                                                        -----------

      Oil & Gas - 5.82%
           Cabot Oil & Gas Corporation ...........................................                    2,000                  53,120
        (a)Climarex Energy Company ...............................................                    2,000                  46,240
        (a)Pride International, Inc. .............................................                    4,000                  63,800
                                                                                                                        -----------
                                                                                                                            163,160
                                                                                                                        -----------
      Oil & Gas Services - 3.47%
        (a)Bolt Technology Corporation ...........................................                    3,000                  11,550
        (a)Oceaneering International, Inc. .......................................                    1,600                  34,960
        (a)Superior Energy Services, Inc. ........................................                    6,000                  50,880
                                                                                                                        -----------
                                                                                                                             97,390
                                                                                                                        -----------
      Pharmaceuticals - 0.66%
        (a)Aradigm Corporation ...................................................                   10,000                  18,500
                                                                                                                        -----------

      Real Estate Investment Trust - 1.76%
           Pennsylvania Real Estate Investment Trust .............................                    1,435                  49,508
                                                                                                                        -----------

      Retail - 4.65%
        (a)RARE Hospitality International, Inc. ..................................                    2,750                  68,750
        (a)Sonic Corporation .....................................................                    2,000                  61,740
                                                                                                                        -----------
                                                                                                                            130,490
                                                                                                                        -----------
      Semiconductors - 18.23%
        (a)Asyst Technologies, Inc. ..............................................                    3,500                  63,875
        (a)Axcelis Technologies, Inc. ............................................                   10,000                 114,700
        (a)Brooks Automation, Inc. ...............................................                    3,000                  72,900
           Helix Technology Corporation ..........................................                    5,000                 108,500
        (a)Photronics, Inc. ......................................................                    3,000                  55,410
        (a)Silicon Image, Inc. ...................................................                   13,000                  96,200
                                                                                                                        -----------
                                                                                                                            511,585
                                                                                                                        -----------
      Software - 1.89%
        (a)Take-Two Interactive Software, Inc. ...................................                    1,600                  52,960
                                                                                                                        -----------





                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Transportation - 4.90%
           Overseas Shipholding Group, Inc. ......................................                    2,000             $    56,300
           Stelmar Shipping Ltd. .................................................                    4,000                  81,080
                                                                                                                        -----------
                                                                                                                            137,380
                                                                                                                        -----------
      Water - 3.35%
           Philadelphia Suburban Corporation .....................................                    2,000                  54,160
           Southwest Water Company ...............................................                    2,500                  39,700
                                                                                                                        -----------
                                                                                                                             93,860
                                                                                                                        -----------

           Total Common Stocks (Cost $2,005,109) ..........................................................               2,548,053
                                                                                                                        -----------

INVESTMENT COMPANIES - 9.02%

      Evergreen Money Market Fund Class I Shares #218 ............................                  126,586                 126,586
      Evergreen Select Money Market Fund Class I Shares #495 .....................                  126,586                 126,586
                                                                                                                        -----------

           Total Investment Companies (Cost $253,172) ............................                                          253,172
                                                                                                                        -----------

Total Value of Investments (Cost $2,258,281 (b)) .................................                    99.84 %           $ 2,801,225
Other Assets Less Liabilities ....................................................                     0.16 %                 4,354
                                                                                                                        -----------
      Net Assets .................................................................                   100.00 %           $ 2,805,579
                                                                                                     ======             ===========



      (a)  Non-income producing investment

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation ........................................................................             $   569,368
           Unrealized depreciation ........................................................................                 (26,424)
                                                                                                                        -----------

                      Net unrealized appreciation .........................................................             $   542,944
                                                                                                                        ===========








See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2003


ASSETS
      Investments, at value (cost $2,258,281) ...........................................................               $ 2,801,225
      Cash ..............................................................................................                     6,232
      Income receivable .................................................................................                     1,085
      Other assets ......................................................................................                       206
      Due from advisor (note 2) .........................................................................                    14,221
                                                                                                                        -----------

           Total assets .................................................................................                 2,822,969
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ..................................................................................                    17,390
                                                                                                                        -----------

NET ASSETS ..............................................................................................               $ 2,805,579
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................               $ 2,212,555
      Undistributed net realized gain on investments ....................................................                    50,080
      Net unrealized appreciation on investments ........................................................                   542,944
                                                                                                                        -----------
                                                                                                                        $ 2,805,579
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($2,714,594 / 179,939 shares) ................................................................               $     15.09
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($90,985 / 6,164 shares) .....................................................................               $     14.76
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $14.76) .............................................               $     15.22
                                                                                                                        ===========




















See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2003


NET INVESTMENT LOSS

      Income
           Dividends ...........................................................................................        $    22,263
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ...................................................................             19,669
           Fund administration fees (note 2) ...................................................................              2,459
           Distribution and service fees - Investor Shares (note 3) ............................................                561
           Custody fees ........................................................................................              5,028
           Registration and filing administration fees (note 2) ................................................              2,201
           Fund accounting fees (note 2) .......................................................................             36,197
           Audit fees ..........................................................................................             13,900
           Legal fees ..........................................................................................             13,348
           Securities pricing fees .............................................................................              3,385
           Shareholder recordkeeping fees (note 2) .............................................................             24,000
           Other accounting fees (note 2) ......................................................................             21,656
           Shareholder servicing expenses ......................................................................              2,109
           Registration and filing expenses ....................................................................              1,029
           Printing expenses ...................................................................................              2,848
           Trustee fees and meeting expenses ...................................................................              6,603
           Other operating expenses ............................................................................              3,607
                                                                                                                        -----------

               Total expenses ..................................................................................            158,600
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) ............................................................           (108,874)
                    Investment advisory fees waived (note 2) ...................................................            (19,669)
                    Distribution and service fees waived - Investor class shares (note 3) ......................               (545)
                                                                                                                        -----------

               Net expenses ....................................................................................             29,512
                                                                                                                        -----------

                    Net investment loss ........................................................................             (7,249)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ...........................................................            137,395
      Change in unrealized appreciation (depreciation) on investments ..........................................            451,698
                                                                                                                        -----------

           Net realized and unrealized gain on investments .....................................................            589,093
                                                                                                                        -----------

               Net increase in net assets resulting from operations ............................................        $   581,844
                                                                                                                        ===========





See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended November 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss .........................................................            $    (7,249)          $    (1,794)
         Net realized gain from investment transactions ..............................                137,395                15,565
         Change in unrealized appreciation (depreciation) on investments .............                451,698                51,667
                                                                                                  -----------           -----------
              Net increase in net assets resulting from operations ...................                581,844                65,438
                                                                                                  -----------           -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ........                924,467               858,206
                                                                                                  -----------           -----------

                     Total increase in net assets ....................................              1,506,311               923,644

NET ASSETS
     Beginning of year ...............................................................              1,299,268               375,624
                                                                                                  -----------           -----------

     End of year .....................................................................            $ 2,805,579           $ 1,299,268
                                                                                                  ===========           ===========


(a) A summary of capital share activity follows:

                                                             -----------------------------------------------------------------------
                                                                            2003                                 2002
                                                                 Shares              Value             Shares             Value
                                                             -----------------------------------------------------------------------
--------------------------------------------------------
                  INSTITUTIONAL SHARES
--------------------------------------------------------
Shares sold ............................................            78,618        $   922,477             75,631        $   858,415
Shares redeemed ........................................              (227)            (3,124)               (19)              (209)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            78,391        $   919,353             75,612        $   858,206
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    INVESTOR SHARES
--------------------------------------------------------
Shares sold ............................................               379        $     5,114                  0        $         0
Shares redeemed ........................................                 0                  0                  0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................               379        $     5,114                  0        $         0
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................            78,997        $   927,591             75,631        $   858,415
Shares redeemed ........................................              (227)            (3,124)               (19)              (209)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            78,770        $   924,467             75,612        $   858,206
                                                               ===========        ===========        ===========        ===========









See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003          2002          2001          2000        1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     12.12   $     11.88   $     13.06   $     13.91   $     10.99

      Income (loss) from investment operations
           Net investment (loss) income ...................       (0.04)        (0.02)         0.02          0.03         (0.01)
           Net realized and unrealized gain (loss)
                  on investments...........................        3.01          0.26         (0.40)         1.06          2.93
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.97          0.24         (0.38)         1.09          2.92
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ..........................        0.00          0.00         (0.03)         0.00          0.00
           Net realized gain from investment transactions          0.00          0.00         (0.77)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ........................        0.00          0.00         (0.80)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     15.09   $     12.12   $     11.88   $     13.06   $     13.91
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................       24.50 %        2.02 %       (3.61)%        8.51 %       26.57 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $ 2,714,594   $ 1,230,524   $   308,206   $   488,093   $   158,754
                                                            ===========   ===========   ===========   ===========   ===========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees.........        8.06 %       21.46 %       30.23 %       24.48 %       55.71 %(b)
     After expense reimbursements and waived fees..........        1.50 %        1.50 %        1.50 %        1.50 %        1.50 %(b)

Ratio of net investment (loss) income to average net assets
     Before expense reimbursements and waived fees.........       (6.93)%      (20.25)%      (28.55)%      (22.72)%      (54.36)%(b)
     After expense reimbursements and waived fees..........       (0.37)%       (0.29)%        0.18 %        0.27 %       (0.15)%(b)

Portfolio turnover rate ...................................       61.51 %       29.61 %       61.84 %      131.47 %      145.58 %

(a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b) Annualized.









                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Years ended November 30,
                                                                2003          2002          2001          2000         1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     11.88   $     11.65   $     12.86   $     13.82   $     10.99

      Income (loss) from investment operations
           Net investment loss ............................       (0.04)        (0.01)        (0.05)        (0.08)        (0.10)
           Net realized and unrealized gain (loss)
                  on investments...........................        2.92          0.24         (0.39)         1.06          2.93
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations ...........        2.88          0.23         (0.44)         0.98          2.83
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00         (0.77)        (1.94)         0.00
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     14.76   $     11.88   $     11.65   $     12.86   $     13.82
                                                            ===========   ===========   ===========   ===========   ===========

Total return (b) ..........................................       24.14 %        2.06 %       (4.20)%        7.67 %       25.75 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $    90,985   $    68,744   $    67,418   $    67,719   $    62,854
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...        8.25 %       25.73 %       30.46 %       24.24 %       56.45 %(c)
           After expense reimbursements and waived fees....        1.52 %        1.53 %        2.12 %        2.25 %        2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees...       (7.09)%      (24.31)%      (28.81)%      (22.55)%      (55.11)%(c)
           After expense reimbursements and waived fees....       (0.37)%       (0.10)%       (0.47)%       (0.56)%       (0.91)%(c)

      Portfolio turnover rate .............................       61.51 %       29.61 %       61.84 %      131.47 %      145.58 %

(a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b) Total return does not reflect payment of a sales charge.

(c) Annualized.



                                                                                     See accompanying notes to financial statements

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code (the "Code") since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.




                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



          As of November 30, 2003, the Fund had permanent book/tax differences primarily attributable to the Fund's operating net investment loss and to tax adjustments on REIT securities sold by the Fund. To reflect reclassifications arising from the permanent differences, a reclassification adjustment of $3,507 would be charged to paid-in capital, undistributed net realized gains would be charged $3,742 and accumulated net investment loss would be credited $7,249, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $19,669 ($0.13 per share) and reimbursed $108,874 of the operating expenses incurred by the Fund for the year ended November 30, 2003.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets.






                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003



     The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum fee of $4,800 annually plus transaction fees. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. For the fiscal year ended November 30, 2003, the Transfer Agent received $24,000 in such shareholder recordkeeping fees.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2003, the Distributor retained sales charges amounting to $8.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Distributor has voluntarily waived a portion of its fee amounting to $545.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $2,032,434 and $981,994, respectively, for the year ended November 30, 2003.







                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $4,400 during the fiscal year ended November 30, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years            Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Independent Trustees
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Lucius E. Burch, III, 62     Trustee       Since    Chairman   and   Chief    Executive        2                  None
                                           12/94    Officer   (since   1982)  of  Burch
                                                    Investment  Group,  formerly Massey
                                                    Burch   Investment    Group,   Inc.
                                                    (venture capital firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
George S. Reichenbach, 74    Trustee       Since    Consultant  (since  1989) of Advent        2                  None
                                           11/98    International  Corporation (venture
                                                    capital firm); Director (since 1989)
                                                    of Astropower (solar energy company);
                                                    Director (since 1999) of    QuestAir
                                                    (fuel  cell  equipment company)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Anthony J. Walton, 61        Trustee       Since    Member  (since  2000) of  McFarland        2                  None
                                           12/94    Dewey &  Company,  LLC  (investment
                                                    banker);      previously,     Chief
                                                    Executive  Officer  (1995-1999)  of
                                                    Armstrong   Holdings    Corporation
                                                    (private  investment  and corporate
                                                    finance advisory firm)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                       Interested Trustees*
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
David V. Shields, 64**       Trustee       Since    Director  (since  1983) of  Capital        2                  None
Shields & Company                          12/94    Management     Associates,     Inc.
140 Broadway Street                                 (advisor  to the  Fund);  President
44th Floor                                          and Managing  Director (since 1982)
New York, NY  10005                                 of      Shields      &      Company
                                                    (broker/dealer  and  distributor to
                                                    the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph V. Shields, Jr.,65**  Chairman      Since    Chairman   and   Chief    Executive        2      Chairman    of    Board   of
Shields & Company            and Trustee   12/94    Officer  (since  1982)  of  Capital               Trustees  -  BBH  Trust  for
140 Broadway Street                                 Management     Associates,     Inc.               the 12  series  of the trust
44th Floor                                          (advisor  to  the  Fund);  Chairman               (registered       investment
New York, NY  10005                                 and Managing  Director (since 1982)               companies);  Director (since
                                                    of      Shields      &      Company               1989)       of       Flowers
                                                    (broker/dealer  and  distributor to               Industries,    Inc.    (food
                                                    the Fund)                                         company);  Vice  Chairman of
                                                                                                      Board  of  Trustees   (since
                                                                                                      1995)  of  New  York  Racing
                                                                                                      Association, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
* Basis of Interestedness.  David V.  Shields and Joseph V. Shields, Jr. are  Interested Trustees  because  they are  officers and principal owners of Capital Management  Associates,  Inc., the  Fund's  investment advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2003
                                   (Unaudited)


---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund
                              Position(s)  Length                                          Complex
        Name, Age,            held with    of Time        Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust   Served           During Past 5 Years            Trustee          Held by Trustee
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
                                                          Other Officers
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Joseph A. Zock, 50           President     Since    President  (since  1982) of Capital       n/a                 n/a
Capital Management           (Principal    11/00    Management     Associates,     Inc.
Associates, Inc.             Executive              (advisor   to   the   Fund);   Vice
140 Broadway Street          Officer)               President   of  Shields  &  Company
44th Floor                                          (broker/dealer  and  distributor to
New York, NY  10005                                 the Fund)
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Sarah M. Hunt, 36            Vice          Since    Vice  President   (since  1997)  of       n/a                 n/a
Capital Management           President     11/00    Capital   Management    Associates,
Associates, Inc.             (Principal             Inc. (advisor to the Fund)
140 Broadway Street          Financial
44th Floor                   Officer)
New York, NY  10005
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
C. Frank Watson III, 33      Secretary     Since    President   and   Chief   Operating       n/a                 n/a
                                           5/96     Officer   (since   1999)   of   The
                                                    Nottingham                  Company
                                                    (administrator    to   the   Fund);
                                                    previously,     Chief     Operating
                                                    Officer of The Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------
Julian G. Winters, 34        Treasurer     Since    Vice           President-Compliance       n/a                 n/a
                                           4/98     Administration   (since   1998)  of
                                                    The       Nottingham        Company
                                                    (administrator    to   the   Fund);
                                                    previously,  Fund  Accountant,  The
                                                    Nottingham Company
---------------------------- ------------- -------- ------------------------------------ ------------ -----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and
     Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years and period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Small-Cap Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

January 8, 2004


________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

Item 2. CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 10.(a)(1) below.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)   Not applicable.

(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         Not applicable.

Item 5. Audit Committee of Listed Registrants.


         Not applicable.





Item 6. [RESERVED]





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8. [RESERVED]





Item 9. Controls and Procedures.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 10. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 10.(a)(1).


(a)(2) Certifications required by Item 10.(a)(2) of Form N-CSR are filed herewith as Exhibit 10.(a)(2).

(b) Certifications required by Item 10.(b) of Form N-CSR are filed herewith as Exhibit 10.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer


Date: January 15, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer
                                 Capital Management Investment Trust

Date:  January 15, 2004




By:  (Signature and Title)       /s/ Sarah M. Hunt
                                 ________________________________
                                 Sarah M. Hunt
                                 Vice President and Principal Financial Officer
                                 Capital Management Investment Trust

Date:  January 15, 2004